The Bank of New York Mellon
101 Barclay Street
New York, NY 10286
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	Direxion Shares ETF Trust; File Nos. 333-150525; 811-22201 Post-Effective Amendment No. 9
Dear Sir or Madam:
     Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for Direxion Daily Total Market Bull 3X Shares, Direxion Daily Total Market Bear 3X Shares, Direxion Daily Large Cap Bull 3X Shares, Direxion Daily Large Cap Bear 3X Shares, Direxion Daily Mid Cap Bull 3X Shares, Direxion Daily Mid Cap Bear 3X Shares, Direxion Daily Small Cap Bull 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily Developed Markets Bull 3X Shares, Direxion Daily Developed Markets Bear 3X Shares, Direxion Daily Emerging Markets Bull 3X Shares, Direxion Daily Emerging Markets Bear 3X Shares, Direxion Daily BRIC Bull 2X Shares, Direxion Daily BRIC Bear 2X Shares, Direxion Daily China Bull 3X Shares, Direxion Daily China Bear 3X Shares, Direxion Daily India Bull 2X Shares, Direxion Daily India Bear 2X Shares, Direxion Daily Latin America Bull 3X Shares, Direxion Daily Latin America Bear 3X Shares, Direxion Daily Clean Energy Bull 3X Shares, Direxion Daily Clean Energy Bear 3X Shares, Direxion Daily Energy Bull 3X Shares, Direxion Daily Energy Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Technology Bull 3X Shares, Direxion Daily Technology Bear 3X Shares, Direxion Daily Real Estate Bull 3X Shares, Direxion Daily Real Estate Bear 3X Shares, Direxion Daily Homebuilders Bull 3X Shares, Direxion Daily Homebuilders Bear 3X Shares, Direxion Daily 2-Year Treasury Bull 3X Shares, Direxion Daily 2-Year Treasury Bear 3X Shares, Direxion Daily 5-Year Treasury Bull 3X Shares, Direxion Daily 5-Year Treasury Bear 3X Shares, Direxion Daily 10-Year Treasury Bull 3X Shares, Direxion Daily 10-Year Treasury Bear 3X Shares, Direxion Daily 30-Year Treasury Bull 3X Shares, and Direxion Daily 30-Year Treasury Bear 3X Shares that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated March 5, 2010, filed electronically as Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A on March 5, 2010.
     Please contact the undersigned at (212) 298-1849 should you have any questions.

Sincerely,
/s/ Christina A. Morse
Christina A Morse
Vice President The Bank of New York Mellon

cc:	Daniel O’Neill Rafferty Asset Management, LLC